UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2011

Check here if Amendment  [  ]; Amendment Number:
     This Amendment (Check only one.):  [   ] is a restatement.
                                        [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: 	 Fairholme Capital Management, L.L.C.
Address: 4400 Biscayne Blvd, 9th Floor
         Miami, FL 33137


Form 13F File Number: 28-6994

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Bruce R. Berkowitz
Title:   Managing Member
Phone:   305-358-3000

Signature, Place, and Date of Signing:

       /s/Bruce R. Berkowitz         Miami, FL			11-14-11
     ---------------------          -------------             ----------
          [Signature]               [City, State]               [Date]

Report Type (Check only one.):

[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number     Name

28-______________        _______________________________
[Repeat as necessary.

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:

Form 13F Information Table Entry Total:  26

Form 13F Information Table Value Total:  $8,212,343
                                         -----------
                                         (thousands)

List of Other Included Managers: NONE


Profice a numbered list of the names(s) and Form 13F file numbers(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AMERICAN INTL GROUP COM        COM              026874784  2227524 101481743.00 SH   Sole              98114451.00        3367292.00
AMERICAN INTL GROUP WTS        WTS              026874156   146679 23967230.00  SH   Sole              23024912.00         942318.00
ASSURED GUARANTY LTD.          COM              G0585R106      568 51700.00 SH       Sole                                   51700.00
AT&T INC COM                   COM              00206R102     4563 160000.00 SH      Sole                160000.00
BANCO SANTANDER SA- ADR        COM              05964H105     4100 510000.00 SH      Sole                510000.00
BANK OF AMERICA CORP. COM      COM              060505104   642674 105012095.00 SH   Sole              93654915.00       11357180.00
BANK OF AMERICA CORP. WTS      WTS              060505146    16688 6157801.00 SH     Sole               3237501.00        2920300.00
BERKSHIRE HATHAWAY INC DEL CL  COM              084670108   432540 4050.00 SH        Sole                  4016.00             34.00
BERKSHIRE HATHAWAY INC DEL CL  COM              084670702   525305 7394491.00 SH     Sole               6387950.00        1006541.00
BROOKFIELD ASSET MGMT INC CL A COM              112585104   612888 22246400.00 SH    Sole              22246400.00
CIT GROUP INC.                 COM              125581801   588230 19368769.00 SH    Sole              18083229.00        1285540.00
CITIGROUP INC COM              COM              172967424   638553 24924003.00 SH    Sole              22333630.00        2590373.00
GOLDMAN SACHS GROUP, INC.      COM              38141G104     2175 23000.00 SH       Sole                 11900.00          11100.00
JEFFERIES GROUP INC NEW COM    COM              472319102    42810 3449611.00 SH     Sole               3412211.00          37400.00
LEUCADIA NATL CORP COM         COM              527288104   419515 18497150.00 SH    Sole              15121150.00        3376000.00
MBIA INC COM                   COM              55262c100   352326 48463044.00 SH    Sole              37311200.00       11151844.00
REGIONS FINANCIAL CORP         COM              7591EP100   201694 60568917.00 SH    Sole              56765104.00        3803813.00
ROYAL DUTCH SHELL PLC-ADR      COM              780259206     4306 70000.00 SH       Sole                 70000.00
SEARS HLDGS CORP COM           COM              812350106   935890 16270692.00 SH    Sole              15447873.00         822819.00
ST JOE CO COM                  COM              790148100   384897 26471591.00 SH    Sole              24625602.00        1845989.00
TELEFONICA S.A. ADR            COM              879382208     4206 220000.00 SH      Sole                220000.00
VERIZON COMMUNICATIONS INC COM COM              92343V104     4784 130000.00 SH      Sole                130000.00
VODAFONE GROUP PLC - ADR       COM              92857W209     7182 280000.00 SH      Sole                280000.00
WELLS FARGO & CO NEW COM       COM              949746101      757 31400.00 SH       Sole                                   31400.00
WELLS FARGO & CO NEW WTS       WTS              949746119     3263 423251.00 SH      Sole                423251.00
WINTHROP RLTY TR SH BEN INT NE COM              976391300     8226 946648.00 SH      Sole                946648.00